Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Asset Manager 50% - Class A
Bar Chart Table:
Annual Return 2012	11.05%
Annual Return 2013	13.58%
Annual Return 2014	5.18%
Annual Return 2015	(0.75%)
Annual Return 2016	6.07%
Annual Return 2017	13.76%
Annual Return 2018	(5.69%)
Annual Return 2019	17.91%
Annual Return 2020	14.36%
Annual Return 2021	9.54%